CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.	12 Months Ended
Sep. 30, 2012
CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.
CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.

24.                    CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS.

The following table presents the condensed parent-company-only balance sheets as of September 30, 2012 and 2011, and the condensed parent-company-only statements of income and cash flows of the Company for the years ended September 30, 2012, 2011 and 2010:

Condensed Balance Sheets	2012	2011

ASSETS:
Cash and cash equivalents	$82,678	$119,182
Investment in Bank	133,230,503	136,799,101
Intercompany loan to Bank	4,360,000	3,350,000
Other assets	2,051,521	1,866,536

Total assets	$139,724,702	$142,134,819

LIABILITIES:
Subordinated debentures	$19,589,000	$19,589,000
Dividends payable	1,078,292	1,043,740
Other liabilities	890,238	1,331,893

Total liabilities	21,557,530	21,964,633

STOCKHOLDER’S EQUITY	118,167,172	120,170,186

Total liabilities and stockholder’s equity	$139,724,702	$142,134,819

Condensed Statements of Income	2012	2011	2010

Interest income	$131,051	$69,129	$45,849
Interest expense	541,727	505,889	515,307

Net interest expense	(410,676)	(436,760)	(469,458)

Non-interest income	1,041,468	1,112,099	1,104,379
Non-interest expense	746,278	688,955	551,600

(Loss) income before income taxes and equity in earnings of Bank	(115,486)	(13,616)	83,321

Income tax (benefit) expense	(34,936)	(3,824)	6,084

Net (loss) income before equity in earnings of Bank	(80,550)	(9,792)	77,237

Equity in earnings of Bank	9,910,238	8,074,569	3,215,550

Net income	$9,829,688	$8,064,777	$3,292,787

Income available to common shares	$8,145,658	$5,998,761	$1,232,887

Condensed Statements of Cash Flows	2012	2011	2010

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$9,829,688	$8,064,777	$3,292,787
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of Bank	(9,910,238)	(8,074,569)	(3,215,550)
Net change in other assets and liabilities	(592,088)	(319,761)	1,293,313

Net cash (used in) provided by operating activities	(672,638)	(329,553)	1,370,550

CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for investment in joint venture	—	—	(12,500)
Dividends received from Bank	13,500,000	6,000,000	1,500,000
(Increase) decrease in intercompany loan	(1,010,000)	(1,450,000)	900,000

Net cash provided by investing activities	12,490,000	4,550,000	2,387,500

CASH FLOWS FROM FINANCING ACTIVITIES:
Equity trust shares purchased, net	—	—	(181,552)
Equity trust shares purchased from Treasury, net	339,517	446,684	—
Proceeds from stock options exercised	503,422	193,955	196,829
Proceeds received from Bank for stock-based compensation	1,357,604	1,009,710	1,290,686
Proceeds from cash received in dividend reinvestment plan	—	—	707,033
Repurchase of preferred stock, net	(6,608,067)	—	—
Repurchase of warrant shares	(1,110,000)	—	—
Dividends paid on common stock	(4,301,725)	(4,177,009)	(4,053,659)
Dividends paid on preferred stock	(1,626,900)	(1,626,900)	(1,626,900)
Common stock issued under employee compensation plan	100,000	99,998	—
Common stock purchased under dividend reinvestment plan	(22,013)	(27,399)	—
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(485,704)	(129,387)	(78,374)

Net cash used in financing activities	(11,853,866)	(4,210,348)	(3,745,937)

Net (decrease) increase in cash and cash equivalents	(36,504)	10,099	12,113

Cash and cash equivalents at beginning of year	119,182	109,083	96,970

Cash and cash equivalents at end of year	$82,678	$119,182	$109,083